SHARE BASED COMPENSATION (Summary of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Share Options
Outstanding, beginning balance	4,327,869	5,581,776	8,038,950
Granted	682,435	1,115,807	615,624
Exercised	(1,898,391)	(2,106,043)	(3,015,872)
Forfeited	(100,279)	(263,671)	(56,926)
Expired
Outstanding, ending balance	3,011,634	4,327,869	5,581,776
Vested and expected to vest	2,716,474
Exercisable	1,724,139
Weighted Average Exercise Price
Outstanding, beginning balance	$ 1.88	$ 1.77	$ 1.44
Granted	0.88	1.9	3.38
Exercised	1.74	1.46	1.2
Forfeited	3.21	2.98	3.33
Expired
Outstanding, ending balance	1.70	$ 1.88	$ 1.77
Vested and expected to vest	1.57
Exercisable	$ 1.15
Weighted Average Remaining Contractual Years
Outstanding	5 years 9 months 29 days	5 years 10 months 2 days	5 years 8 months 5 days
Vested and expected to vest	5 years 7 months 10 days
Exercisable	4 years 3 months 18 days
Outstanding, Aggregate Intrinsic Value	$ 40,031	$ 56,743	$ 48,412
Vested and expected to vest, Aggregate Intrinsic Value	36,454
Exercisable, Aggregate Intrinsic Value	$ 23,860